CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2023
SCHEDULE OF CASH AND CASH EQUIVALENTS
As at	June 30, 2023	December 31, 2022
Cash held in banks	$6,721,124	$7,500,607
Guaranteed investment certificates	-	394,174
	$6,721,124	$7,894,781